OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

								Group
	Amounts subject to enforceable netting arrangements						Assets not subject to enforceable netting arrangements(2)
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2024	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	2,859	(1,643)	1,216	(421)	(725)	70	48	1,264
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	16,175	(5,837)	10,338	(63)	(10,275)	—	—	10,338
Loans and advances to customers and banks(4)	5,604	(635)	4,969	—	(183)	4,786	199,061	204,030
	24,638	(8,115)	16,523	(484)	(11,183)	4,856	199,109	215,632
Liabilities
Derivative financial liabilities	2,340	(1,643)	697	(421)	(129)	147	20	717
Repurchase, securities lending & similar agreements:
- Amortised cost	14,454	(5,837)	8,617	(63)	(8,554)	—	—	8,617
Deposits by customers and banks(4)	635	(635)	—	—	—	—	199,812	199,812
	17,429	(8,115)	9,314	(484)	(8,683)	147	199,832	209,146

2023
Assets
Derivative financial assets	3,469	(2,047)	1,422	(479)	(823)	120	50	1,472
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	15,625	(3,157)	12,468	(118)	(12,350)	—	—	12,468
Loans and advances to customers and banks(4)	5,565	(805)	4,760	—	(180)	4,580	207,678	212,438
	24,659	(6,009)	18,650	(597)	(13,353)	4,700	207,728	226,378
Liabilities
Derivative financial liabilities	2,911	(2,047)	864	(479)	(226)	159	27	891
Repurchase, securities lending & similar agreements:
- Amortised cost	11,568	(3,157)	8,411	(118)	(8,293)	—	—	8,411
Deposits by customers and banks(4)	2,370	(805)	1,565	—	—	1,565	213,941	215,506
	16,849	(6,009)	10,840	(597)	(8,519)	1,724	213,968	224,808
(1)Financial collateral is reflected at its fair value but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.